UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE               August 03, 2011
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           42

Form 13F Information Table Value Total:                     $126,106
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    55571        5271      Y        X
AT&T                                       common stock   00206R102      200           6      Y        X
American Express Company                   common stock   025816109     1000          52      Y        X
Amgen, Inc.                                common stock   031162100    79329        4629      Y        X
Avon Products                              common stock   054303102   141325        3957      Y        X
BP PLC ADR                                 common stock   055622104   118180        5234      Y        X
Becton Dickinson & Company                 common stock   075887109    63450        5467      Y        X
Berkshire Hathaway Class B                 common stock   084670702    55373        4285      Y        X
Boeing Company                             common stock   097023105    68013        5028      Y        X
Bristol-Myers Squibb Company               common stock   110122108   203732        5900      Y        X
CVS Caremark Corporation                   common stock   126650100   148625        5585      Y        X
Caterpillar, Inc.                          common stock   149123101    84315        8976      Y        X
Chevron Corporation                        common stock   166764100     1517         156      Y        X
Cisco Systems, Inc.                        common stock   17275R102   269725        4210      Y        X
Coca Cola Company                          common stock   191216100     1577         106      Y        X
Colgate Palmolive                          common stock   194162103      600          52      Y        X
ConocoPhillips                             common stock   20825C104      122           9      Y        X
Devon Energy Corporation                   common stock   25179M103    63756        5025      Y        X
Duke Energy Corporation                    common stock   26441C105     2000          38      Y        X
Exxon Mobil Corporation                    common stock   30231G102      100           8      Y        X
General Electric Company                   common stock   369604103   163880        3091      Y        X
Honda Motor Company                        common stock   438128308   134743        5202      Y        X
Intel Corporation                          common stock   458140100   236000        5230      Y        X
Johnson & Johnson                          common stock   478160104    74541        4958      Y        X
Kimberly-Clark Corporation                 common stock   494368103    75463        5023      Y        X
Level 3 Communications                     common stock   52729N100     2120           5      Y        X
McDonald's Corporation                     common stock   580135101    44276        3733      Y        X
Microsoft Corporation                      common stock   594918104   220118        5723      Y        X
Pepsico, Inc.                              common stock   713448108      500          35      Y        X
Pfizer, Inc.                               common stock   717081103   177876        3664      Y        X
Procter & Gamble                           common stock   742718109     1790         114      Y        X
SPDR Gold Trust                            common stock   78463V107     4425         646      Y        X
Schlumberger Limited                       common stock   806857108      450          39      Y        X
Target Corporation                         common stock   87612E106      500          23      Y        X
The Bank of New York Mellon Corporation    common stock   064058100   103684        2656      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   151557        1516      Y        X
U.S. Bancorp                               common stock   902973304   117184        2989      Y        X
Valero Energy Corporation                  common stock   91913Y100    96845        2476      Y        X
Verizon Communications                     common stock   92343V104   149850        5579      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    98676        5244      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    65913        4166      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X